UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Rosen Real Estate Securities LLC
Address:		1995 University Avenue, Ste 550
			Berkeley, CA  94704

13F File Number:	028-12206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chief Executive Officer
Phone:			510-549-4510

Signature,			Place, 				Date of Signing:

/s/ KENNETH T. ROSEN		Berkeley, California		April 30, 2010

Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		450,882

List of Other Included Managers: 		N/A

No. 13F File Number			Name
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FORM 13F INFORMATION TABLE

NAME OF ISSUER				TITLE				VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         				OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------			--------------	-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA REAL ESTATE			COMMON STOCKS	015271109	3358	49678	SH		Sole		49678
AMB PROPERTY CORP			COMMON STOCKS	00163T109	7646	280675	SH		Sole		280675
AMERICAN CAMPUS CMNTYS INC		COMMON STOCKS	024835100	1438	52000	SH		Sole		52000
ANNALY CAPITAL MANAGEMENT INC		COMMON STOCKS	035710409	3663	213203	SH		Sole		213203
AVALON BAY CMNTYS INC			COMMON STOCKS	053484101	27462	318029	SH		Sole		318029
BOSTON PROPERTIES INC			COMMON STOCKS	101121101	21911	290445	SH		Sole		290445
BRANDYWINE RLTY TR			COMMON STOCKS	105368203	5399	442169	SH		Sole		442169
BRE PROPERTIES INC			PREFRRED STOCKS	05564E502	1593	70032	SH		Sole		70032
BRE PROPERTIES INC CL A			COMMON STOCKS	05564E106	24547	686625	SH		Sole		686625
CALI REALTY CORP			COMMON STOCKS	554489104	7912	224455	SH		Sole		224455
CAMDEN PROPERTY TRUST-SBI		COMMON STOCKS	133131102	1197	28750	SH		Sole		28750
CHESAPEAKE LODGING TRUST SH BEN		NASDAQ OTC ISS	165240102	4280	219850	SH		Sole		219850
CORPORATE OFFICE PROPERTIES		COMMON STOCKS	22002T108	15282	380808	SH		Sole		380808
COUSINS PROPERTIES INC			COMMON STOCKS	222795106	1166	140254	SH		Sole		140254
DIREXION SHS ETF TR			NASDAQ OTC ISS	25459W748	178	20000	SH		Sole		20000
DOUGLAS EMMETT INC			COMMON STOCKS	25960P109	18646	1213147	SH		Sole		1213147
EQUITY RESIDENTIAL PROPERTIES		COMMON STOCKS	29476L107	26729	682732	SH		Sole		682732
ESSEX PROPERTY TRUST INC		COMMON STOCKS	297178105	12398	137835	SH		Sole		137835
FEDERAL REALTY INVT TR SBI NEW		COMMON STOCKS	313747206	16693	229265	SH		Sole		229265
FEDERAL REALTY INVT TR SBI NEW		PUT OPTIONS	313747206	5657	77700	SH	PUT	Sole		77700
HCP INC					COMMON STOCKS	40414L109	17972	544599	SH		Sole		544599
ISHARES TR DJ US REAL ESTATE IDX	PUT OPTIONS	464287739	72231	1451000	SH	PUT	Sole		1451000
KB HOME					PUT OPTIONS	48666K109	838	50000	SH	PUT	Sole		50000
KENNEDY-WILSON HLDGS INCP		COMMON STOCKS	489398107	2673	263348	SH		Sole		263348
KILROY REALTY CORP			PUT OPTIONS	49427F108	1749	56700	SH	PUT	Sole		56700
LIBERTY PROPERTY TRUST			COMMON STOCKS	531172104	6429	189429	SH		Sole		189429
MACERICH CO				COMMON STOCKS	554382101	11170	291561	SH		Sole		291561
PENNSYLVANIA REAL ESTATE		PUT OPTIONS	709102107	803	64400	SH	PUT	Sole		64400
PIEDMONT OFFICE RLTY TR INC COM		COMMON STOCKS	720190206	332	16706	SH		Sole		16706
PROLOGIS TR				COMMON STOCKS	743410102	7299	552986	SH		Sole		552986
PULTE HOMES INC				PUT OPTIONS	745867101	975	86700	SH	PUT	Sole		86700
REGENCY CTRS CORP			PREFRRED STOCKS	758849509	397	16715	SH		Sole		16715
REGENCY REALTY CORP			COMMON STOCKS	758849103	11368	303401	SH		Sole		303401
RETAIL OPPORTUNITY INVESTMENTS		COMMON STOCKS	76131N101	9885	976806	SH		Sole		976806
SIMON PROPERTY GROUP INC		COMMON STOCKS	828806109	35482	422904	SH		Sole		422904
SL GREEN REALTY CORP			COMMON STOCKS	78440X101	8267	144352	SH		Sole		144352
STARWOOD PROPERTY TRUST INC		NASDAQ OTC ISS	85571B105	3120	161682	SH		Sole		161682
TAUBMAN CENTERS INC			COMMON STOCKS	876664103	5602	140336	SH		Sole		140336
UDR INC					COMMON STOCKS	902653104	16594	940686	SH		Sole		940686
VENTAS INC				COMMON STOCKS	92276F100	327	6884	SH		Sole		6884
VORNADO REALTY TRUST			COMMON STOCKS	929042109	30214	399124	SH		Sole		399124

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